Details of Matters Relating to Repurchase (Detail) (Scenario Forecast, JPY ¥) In Millions, except Share data, unless otherwise specified	6 Months Ended	2 Months Ended				1 Months Ended
	Dec. 22, 2014 Maximum	Aug. 29, 2014 From July 1, 2014 to August 29, 2014	Aug. 29, 2014 From July 1, 2014 to August 29, 2014 Maximum	Oct. 31, 2014 From September 10, 2014 to October 31, 2014	Oct. 31, 2014 From September 10, 2014 to October 31, 2014 Maximum	Dec. 22, 2014 From November 10, 2014 to December 22, 2014	Dec. 22, 2014 From November 10, 2014 to December 22, 2014 Maximum
Equity, Class of Treasury Stock [Line Items]
Kind of stock to be repurchased		Common stock of TMC		Common stock of TMC		Common stock of TMC
Number of shares to be repurchased	60,000,000		20,000,000		20,000,000		20,000,000
Total purchase price for repurchase of shares	¥ 360,000		¥ 120,000		¥ 120,000		¥ 120,000
Method of acquisition		Discretionary trading by a securities company		Market purchase through a trust bank		Market purchase through a trust bank